Quarterly Holdings Report
for
Fidelity Advisor® Small Cap Fund
August 31, 2024
ASCF-NPRT3-1024
1.805747.120
Common Stocks - 98.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd. Class C (a)	179,326	1,698
Entertainment - 0.1%
Vivid Seats, Inc. Class A (a)	467,980	2,176
Interactive Media & Services - 1.0%
Cars.com, Inc. (a)	808,300	14,420
Ziff Davis, Inc. (a)	144,600	7,067
		21,487
Media - 0.5%
TechTarget, Inc. (a)	390,571	10,409
Wireless Telecommunication Services - 0.3%
Gogo, Inc. (a)(b)	720,900	5,746
TOTAL COMMUNICATION SERVICES		41,516
CONSUMER DISCRETIONARY - 13.0%
Automobile Components - 2.2%
Adient PLC (a)	493,200	11,156
Patrick Industries, Inc.	285,864	36,939
		48,095
Diversified Consumer Services - 0.2%
Laureate Education, Inc.	236,086	3,640
Hotels, Restaurants & Leisure - 0.9%
Brinker International, Inc. (a)	260,200	18,610
Household Durables - 3.2%
Champion Homes, Inc. (a)	199,786	18,662
Installed Building Products, Inc. (b)	105,800	23,520
Lovesac (a)	194,414	4,518
SharkNinja, Inc. (b)	219,066	20,991
		67,691
Leisure Products - 1.3%
BRP, Inc.	195,100	14,150
Brunswick Corp. (b)	161,600	12,774
		26,924
Specialty Retail - 4.0%
Academy Sports & Outdoors, Inc.	330,605	18,342
Boot Barn Holdings, Inc. (a)(b)	146,000	19,589
Murphy U.S.A., Inc.	55,200	28,684
Valvoline, Inc. (a)	453,000	19,117
		85,732
Textiles, Apparel & Luxury Goods - 1.2%
Crocs, Inc. (a)	172,621	25,232
TOTAL CONSUMER DISCRETIONARY		275,924
CONSUMER STAPLES - 3.4%
Beverages - 0.6%
The Vita Coco Co., Inc. (a)(b)	501,196	13,091
Consumer Staples Distribution & Retail - 2.2%
BJ's Wholesale Club Holdings, Inc. (a)	143,630	11,485
Performance Food Group Co. (a)	196,600	14,674
Sprouts Farmers Market LLC (a)	187,000	19,457
		45,616
Food Products - 0.6%
Nomad Foods Ltd.	691,716	13,004
TOTAL CONSUMER STAPLES		71,711
ENERGY - 5.6%
Energy Equipment & Services - 4.4%
Cactus, Inc. Class A (b)	469,700	27,957
CES Energy Solutions Corp.	1,863,100	11,060
Championx Corp.	438,000	13,635
Liberty Energy, Inc. Class A (b)	1,391,900	28,659
TechnipFMC PLC	468,200	12,566
		93,877
Oil, Gas & Consumable Fuels - 1.2%
Antero Resources Corp. (a)	576,500	15,560
Hess Midstream LP	246,048	9,190
		24,750
TOTAL ENERGY		118,627
FINANCIALS - 15.9%
Banks - 5.5%
ConnectOne Bancorp, Inc.	764,155	19,104
First Interstate Bancsystem, Inc. Class A	602,400	18,705
Independent Bank Group, Inc.	452,900	26,368
Metropolitan Bank Holding Corp. (a)	266,382	13,775
Pinnacle Financial Partners, Inc.	254,400	25,331
Trico Bancshares	326,300	14,834
		118,117
Capital Markets - 5.2%
Houlihan Lokey Class A (b)	131,500	20,596
Lazard, Inc. Class A	358,700	17,974
Patria Investments Ltd.	792,660	9,131
Piper Sandler Cos.	89,700	24,461
Stifel Financial Corp.	200,900	17,707
TMX Group Ltd.	626,700	19,992
		109,861
Consumer Finance - 1.4%
FirstCash Holdings, Inc.	121,300	14,567
PROG Holdings, Inc.	308,814	14,440
		29,007
Financial Services - 1.2%
Essent Group Ltd. (b)	405,923	26,097
Insurance - 2.6%
Old Republic International Corp.	400,300	14,359
Primerica, Inc.	93,100	24,507
Selective Insurance Group, Inc.	179,800	16,358
TWFG, Inc. Class A	12,300	353
		55,577
TOTAL FINANCIALS		338,659
HEALTH CARE - 14.9%
Biotechnology - 5.1%
Allogene Therapeutics, Inc. (a)	718,300	1,889
AnaptysBio, Inc. (a)	54,440	2,074
Arcellx, Inc. (a)	76,800	5,279
Astria Therapeutics, Inc. (a)	226,800	2,774
Blueprint Medicines Corp. (a)	61,800	5,904
Celldex Therapeutics, Inc. (a)	121,000	5,001
Cogent Biosciences, Inc. (a)(b)	452,072	4,855
Crinetics Pharmaceuticals, Inc. (a)	121,500	6,447
Cytokinetics, Inc. (a)	178,700	10,200
Insmed, Inc. (a)	150,900	11,539
Keros Therapeutics, Inc. (a)	116,800	5,297
Legend Biotech Corp. ADR (a)	100,200	5,767
Madrigal Pharmaceuticals, Inc. (a)(b)	25,100	6,203
Merus BV (a)	60,900	3,105
Vaxcyte, Inc. (a)	152,800	12,340
Viking Therapeutics, Inc. (a)(b)	164,700	10,561
Viridian Therapeutics, Inc. (a)	159,200	2,337
Xenon Pharmaceuticals, Inc. (a)	152,500	6,152
Zentalis Pharmaceuticals, Inc. (a)	145,446	505
		108,229
Health Care Equipment & Supplies - 4.2%
Haemonetics Corp. (a)(b)	184,400	13,937
Lantheus Holdings, Inc. (a)	128,500	13,681
Masimo Corp. (a)	95,600	11,235
Merit Medical Systems, Inc. (a)	169,100	16,349
Pulmonx Corp. (a)	832,400	6,093
RxSight, Inc. (a)	174,700	9,851
TransMedics Group, Inc. (a)(b)	110,200	18,520
		89,666
Health Care Providers & Services - 5.1%
Acadia Healthcare Co., Inc. (a)	392,900	32,190
Chemed Corp.	34,800	20,399
Option Care Health, Inc. (a)	300,237	9,614
PACS Group, Inc. (b)	164,100	6,510
Pennant Group, Inc. (a)	142,314	4,876
The Ensign Group, Inc.	231,500	35,040
		108,629
Life Sciences Tools & Services - 0.3%
Maravai LifeSciences Holdings, Inc. Class A (a)	670,200	6,065
Pharmaceuticals - 0.2%
Enliven Therapeutics, Inc. (a)	99,600	2,179
Structure Therapeutics, Inc. ADR (a)	70,150	2,675
		4,854
TOTAL HEALTH CARE		317,443
INDUSTRIALS - 18.2%
Building Products - 2.8%
AAON, Inc. (b)	215,200	20,554
CSW Industrials, Inc.	52,534	17,737
Simpson Manufacturing Co. Ltd.	114,000	20,869
		59,160
Construction & Engineering - 1.8%
EMCOR Group, Inc.	29,600	11,635
Sterling Construction Co., Inc. (a)	218,000	26,058
		37,693
Electrical Equipment - 1.8%
Array Technologies, Inc. (a)(b)	756,032	5,073
Atkore, Inc.	79,700	7,438
Nextracker, Inc. Class A (a)	348,400	14,169
Thermon Group Holdings, Inc. (a)	367,100	11,538
		38,218
Ground Transportation - 1.1%
ArcBest Corp.	62,846	6,681
TFI International, Inc.	113,800	16,857
		23,538
Machinery - 2.3%
Astec Industries, Inc.	246,200	8,329
REV Group, Inc.	493,000	15,697
Terex Corp.	428,300	24,315
		48,341
Professional Services - 2.8%
Concentrix Corp.	119,341	8,978
ExlService Holdings, Inc. (a)	654,600	23,919
KBR, Inc.	404,900	28,084
		60,981
Trading Companies & Distributors - 5.6%
Applied Industrial Technologies, Inc.	96,800	19,856
Beacon Roofing Supply, Inc. (a)	150,500	13,635
FTAI Aviation Ltd. (b)	296,400	37,878
GMS, Inc. (a)	267,118	23,183
Rush Enterprises, Inc. Class A (b)	474,891	25,027
		119,579
TOTAL INDUSTRIALS		387,510
INFORMATION TECHNOLOGY - 13.3%
Electronic Equipment, Instruments & Components - 6.1%
Advanced Energy Industries, Inc.	194,200	20,603
Fabrinet (a)	144,000	35,086
Insight Enterprises, Inc. (a)	173,872	37,742
Napco Security Technologies, Inc.	227,202	10,538
TD SYNNEX Corp.	206,441	25,066
		129,035
IT Services - 2.1%
ASGN, Inc. (a)	179,200	17,232
Endava PLC ADR (a)	212,408	6,791
Wix.com Ltd. (a)	124,200	20,694
		44,717
Semiconductors & Semiconductor Equipment - 3.2%
Allegro MicroSystems LLC (a)(b)	577,100	14,156
Diodes, Inc. (a)	213,000	14,844
MACOM Technology Solutions Holdings, Inc. (a)	214,100	23,386
Nova Ltd. (a)	73,589	16,451
		68,837
Software - 1.9%
Five9, Inc. (a)	129,600	4,180
Intapp, Inc. (a)	280,339	12,952
Rapid7, Inc. (a)	147,700	5,585
Tenable Holdings, Inc. (a)	428,400	17,684
		40,401
TOTAL INFORMATION TECHNOLOGY		282,990
MATERIALS - 7.0%
Chemicals - 2.0%
Element Solutions, Inc.	851,900	22,780
Hawkins, Inc.	77,700	9,842
Tronox Holdings PLC	657,000	9,152
		41,774
Construction Materials - 1.3%
Eagle Materials, Inc. (b)	106,600	27,476
Metals & Mining - 3.7%
Carpenter Technology Corp.	143,400	20,760
Commercial Metals Co.	579,800	31,071
Constellium NV (a)	1,637,500	27,461
		79,292
TOTAL MATERIALS		148,542
REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Essential Properties Realty Trust, Inc. (b)	859,201	27,417
Lamar Advertising Co. Class A	186,200	23,420
Urban Edge Properties	667,700	14,122
		64,959
Real Estate Management & Development - 0.8%
Colliers International Group, Inc.	117,100	16,896
TOTAL REAL ESTATE		81,855
UTILITIES - 1.2%
Gas Utilities - 1.2%
Brookfield Infrastructure Corp. A Shares	626,167	25,485
TOTAL COMMON STOCKS (Cost $1,469,196)		2,090,262

Money Market Funds - 7.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (c)	23,288,056	23,293
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	127,066,808	127,080
TOTAL MONEY MARKET FUNDS (Cost $150,373)		150,373

Equity Funds - 0.8%
	Shares	Value ($) (000s)
Small Blend Funds - 0.8%
iShares Russell 2000 ETF (b) (Cost $17,018)	79,700	17,540

TOTAL INVESTMENT IN SECURITIES - 106.2% (Cost $1,636,587)	2,258,175
NET OTHER ASSETS (LIABILITIES) - (6.2)%	(131,769)
NET ASSETS - 100.0%	2,126,406

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,022	376,308	354,037	832	-	-	23,293	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	45,249	702,960	621,129	60	-	-	127,080	0.5%
Total	46,271	1,079,268	975,166	892	-	-	150,373

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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